UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks – 98.3%

	Australia – 1.2%
826	CSL Ltd.	$86,795
6,153	Sonic Healthcare Ltd.	100,920

		187,715

	Belgium – 0.9%
735	Anheuser-Busch InBev S.A.	87,999
1,127	Colruyt S.A.	57,722

		145,721

	Canada – 9.0%
3,871	BCE, Inc.	181,365
2,807	Emera, Inc.	106,318
567	Fairfax Financial Holdings Ltd.	295,067
1,995	Intact Financial Corp.	164,796
1,729	Metro, Inc.	59,460
3,332	Open Text Corp.	107,511
5,236	Shaw Communications, Inc., Class B	120,519
2,940	SNC-Lavalin Group, Inc.	132,869
1,386	TELUS Corp.	49,853
2,583	Thomson Reuters Corp.	118,515
1,701	TransCanada Corp.	84,072

		1,420,345

	Denmark – 2.4%
875	Coloplast AS, Series B	71,014
1,617	ISS AS	65,027
9,387	William Demant Holding AS(a)	247,786

		383,827

	Finland – 1.5%
3,528	Elisa Oyj	151,862
1,904	Nokian Renkaat Oyj	84,680

		236,542

	France – 8.8%
1,008	Capgemini SE	118,135
546	Cie Generale des Etablissements Michelin	79,697
162	Dassault Aviation S.A.	262,014
308	Hermes International	155,275
497	Iliad S.A.	132,078
749	Sanofi	74,369
672	Societe BIC S.A.	80,536
4,354	Thales S.A.	492,883

		1,394,987

	Germany – 4.4%
1,232	Fresenius Medical Care AG & Co. KGaA	120,522
6,790	K&S AG	184,979

Shares	Description	Value (†)
Common Stocks – continued

Germany – continued
861	Merck KGaA	$95,778
364	Muenchener Rueckversicherungs-Gesellschaft AG	77,825
903	SAP SE	98,924
1,960	United Internet AG	122,011

		700,039

	Hong Kong – 4.6%
182,000	HKT Trust & HKT Ltd.	221,338
30,800	Hong Kong & China Gas Co. Ltd.	57,881
140,000	PCCW Ltd.	75,810
49,000	Techtronic Industries Co. Ltd.	261,573
28,000	Yue Yuen Industrial Holdings Ltd.	106,457

		723,059

	Ireland – 2.3%
1,372	DCC PLC	133,198
2,219	Ryanair Holdings PLC, Sponsored ADR(a)	233,927

		367,125

	Israel – 3.8%
1,456	Azrieli Group Ltd.	80,815
21,980	Bank Leumi Le-Israel BM	116,591
54,425	Bezeq The Israeli Telecommunication Corp. Ltd.	77,770
728	Elbit Systems Ltd.	106,951
12,334	Mizrahi Tefahot Bank Ltd.	220,978

		603,105

	Italy – 1.1%
3,038	Luxottica Group SpA	169,800

	Japan – 28.9%
1,400	ABC-Mart, Inc.	73,903
14,000	Amada Holdings Co. Ltd.	153,655
4,200	Aozora Bank Ltd.	159,751
77	Daiwa House REIT Investment Corp.	184,348
2,100	Eisai Co. Ltd.	107,795
1,400	FamilyMart UNY Holdings Co. Ltd.	73,779
1,400	FANUC Corp.	283,546
300	Fast Retailing Co. Ltd.	88,487
4,200	Japan Airlines Co. Ltd.	142,134
21	Japan Prime Realty Investment Corp.	70,171
35	Japan Real Estate Investment Corp.	168,274
7,000	Kajima Corp.	69,549
2,100	Kyocera Corp.	130,302
1,100	Lawson, Inc.	72,828
7,000	Mitsubishi Tanabe Pharma Corp.	160,498
9,100	Mitsui & Co. Ltd.	134,488
7,000	Nagoya Railroad Co. Ltd.	150,731
7,000	NH Foods Ltd.	192,535
7,700	Nikon Corp.	133,505
42	Nippon Prologis REIT, Inc.	88,498

Shares	Description	Value (†)
Common Stocks – continued

Japan – continued
7,000	NTT Data Corp.	$74,899
33,600	Obayashi Corp.	402,812
2,800	Oriental Land Co. Ltd.	213,350
3,500	Secom Co. Ltd.	255,117
3,500	Seibu Holdings, Inc.	59,782
700	Shimamura Co. Ltd.	83,981
9,100	Showa Shell Sekiyu KK	104,728
2,100	THK Co. Ltd.	71,477
14,000	Toray Industries, Inc.	135,801
2,800	Trend Micro, Inc.	137,854
60,900	Yamada Denki Co. Ltd.	332,846
4,200	Yokogawa Electric Corp.	71,515

		4,582,939

	Luxembourg – 1.0%
2,212	RTL Group S.A.(a)	167,424

	Netherlands – 0.5%
1,904	NN Group NV	79,684

	New Zealand – 3.1%
33,537	Contact Energy Ltd.	133,231
12,621	Ryman Healthcare Ltd.	84,507
105,567	Spark New Zealand Ltd.	278,316

		496,054

	Singapore – 4.4%
124,900	CapitaLand Mall Trust	184,157
55,300	SATS Ltd.	187,941
22,400	Singapore Airlines Ltd.	165,798
28,000	Singapore Exchange Ltd.	152,545

		690,441

	Sweden – 0.6%
2,520	Swedish Match AB	88,394

	Switzerland – 15.3%
840	Baloise Holding AG, (Registered)	132,894
21	Chocoladefabriken Lindt & Spruengli AG	119,817
231	EMS-Chemie Holding AG, (Registered)	153,626
196	Geberit AG, (Registered)	92,722
987	Kuehne & Nagel International AG, (Registered)	182,753
1,855	Nestle S.A., (Registered)	155,358
959	Novartis AG, (Registered)	82,100
763	Partners Group Holding AG	517,676
21	Sika AG, Series BR	156,250
1,225	Sonova Holding AG, (Registered)	207,846
189	Straumann Holding AG	121,400
3,052	Swiss Prime Site AG, (Registered)	274,360

Shares	Description	Value (†)
Common Stocks – continued

Switzerland – continued
434	Swisscom AG, (Registered)	$222,390

		2,419,192

	United Kingdom – 4.5%
10,227	BAE Systems PLC	86,542
4,704	Carnival PLC	298,968
7,885	Compass Group PLC	167,258
4,067	GlaxoSmithKline PLC	81,120
3,626	RELX PLC	79,539

		713,427

	Total Common Stocks (Identified Cost $14,199,369)	15,569,820

Principal Amount
Short-Term Investments – 1.0%
$ 153,724	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $153,729 on 10/02/2017 collateralized by $160,000 Federal Home Loan Mortgage Corp., 1.625% due 10/25/2019 valued at $161,154 including accrued interest(b) (Identified Cost $153,724)	153,724

Total Investments – 99.3% (Identified Cost $14,353,093)	15,723,544
Other assets less liabilities – 0.7%	116,957

Net Assets – 100.0%	$15,840,501

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,569,820	$—	$—	$15,569,820
Short-Term Investments	—	153,724	—	153,724

Total	$15,569,820	$153,724	$—	$15,723,544

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2017 (Unaudited)

Diversified Telecommunication Services	8.8%
Aerospace & Defense	6.0
Capital Markets	5.1
Insurance	4.7
Hotels, Restaurants & Leisure	4.3
Health Care Equipment & Supplies	4.1
Chemicals	4.1
Pharmaceuticals	3.8
Construction & Engineering	3.7
Specialty Retail	3.7
Airlines	3.4
Machinery	3.2
Banks	3.1
Food Products	3.0
Textiles, Apparel & Luxury Goods	2.8
Commercial Services & Supplies	2.5
Household Durables	2.4
Real Estate Management & Development	2.2
Software	2.2
Other Investments, less than 2% each	25.2
Short-Term Investments	1.0

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at September 30, 2017 (Unaudited)

Japanese Yen	28.9%
Euro	18.2
Swiss Franc	15.3
Canadian Dollar	9.0
British Pound	5.3
Hong Kong Dollar	4.6
Singapore Dollar	4.4
Israeli Shekel	3.8
New Zealand Dollar	3.1
United States Dollar	2.5
Danish Krone	2.4
Other, less than 2% each	1.8

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2017